Warrants	12 Months Ended
Dec. 31, 2023
Warrants
Warrants

17. Warrants

A continuity of the Company’s outstanding share purchase warrants for the years ended December 31, 2023, 2022, and 2021 is presented below:

	Number of warrants	Weighted average exercise price (CAD)
Outstanding, January 1, 2021	7,173,062	$0.68
Issued	2,803,533	0.59
Exercised	(6,254,063)	0.60
Expired	(2,153,666)	0.86
Outstanding, December 31, 2021	1,568,866	$0.63
Issued	21,011,038	2.31
Exercised	(2,185,366)	0.87
Expired	(7,000)	0.50
Outstanding, December 31, 2022	20,387,538	$2.33
Issued	7,402,726	1.88
Expired	(10,000)	2.17
Outstanding, December 31, 2023	27,780,264	$2.21

At December 31, 2023, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
4,341,088	2.25 CAD	March 15, 2024
676,788	2.25 CAD	March 16, 2024
590,909	2.25 CAD	March 17, 2024
2,122,825	2.25 CAD	March 18, 2024
4,286,351	2.25 CAD	March 24, 2024
530,600	2.25 CAD	March 28, 2024
12,529,690	2.50 CAD	June 29, 2025
300,288	1.55 CAD	June 29, 2025
300,000	2.50 CAD	April 20, 2025
2,101,726	0.30 CAD	November 28, 2025
27,780,265

As at December 31, 2023, the weighted average remaining contractual life of outstanding warrants is 0.95 years (December 31, 2022 – 1.71 years and December 31, 2021 – 1.63 years).

During the year ended December 31, 2021, in connection to a prior private placement in which warrants were owed to certain subscribers, the Company issued 15,000 warrants with an exercise price of US$1.60 per warrant and a contractual life of 24 months. The fair value of the warrants on issuance was determined to be $15,616 which was recognized in the consolidated statements of loss and comprehensive loss.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

17.	Warrants (continued)

As at December 31, 2021, the Company had 755,250 warrants issued in connection with private placements, or debt settlements. The exercise price of such warrants was denominated in CAD, when the functional currency prior to January 1, 2022 was the USD. As such the warrants were classified as derivate liabilities with a fair value of $472,899. As a result of the change in functional currency of the Company to CAD on January 1, 2022, such warrants were reclassified to equity.

Due to the change in functional currency of the Company, 813,616 warrants with a carrying value of $163,162 were reassessed to be derivative liabilities as the exercise prices are denominated in USD, when the new functional currency is the CAD. Immediately before the reclassification, the fair value of the warrants were remeasured using the Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield - 0%, expected volatility - 159%, risk-free interest rate – 0.89% and an expected remaining life – 1.56 years. The Company recognized a loss in fair value change on the derivative liabilities of $288,618 on January 1, 2022. As at December 31, 2022, the fair value of the warrants were remeasured at $4,827 using Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield - 0%, expected volatility - 111%, risk-free interest rate – 4.52% and an expected remaining life of 0.43 years. The Company recognized a loss on fair value change of $686,504 for the year ended December 31, 2022.

As at December 31, 2023, the fair value of the warrants were remeasured at $Nil as all the warrants had expired. The Company recognized a gain on the fair value change of $4,827 (2022 – loss of $686,504) for the year ended December 31, 2023.

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, January 1, 2021	$1,804,572
Issued	621,500
Extinguished	(479,535)
Exercise of warrants	(3,064,400)
Change in fair value of derivative	1,590,762
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,006)
Exercise of warrants	(822,950)
Change in fair value of derivative	686,504
Foreign currency translation	(22,620)
Balance, December 31, 2022	$4,827
Change in fair value of derivative	(4,827)
Balance, December 31, 2023	$-

The fair values for finder’s warrants granted during the years ended December 31, 2023, 2022, and 2021, have been estimated using the Black-Scholes option pricing model using the following assumptions:

	2023	2022	2021
Risk-free interest rate	3.77 – 4.43%	1.21 – 3.13%	0.16%
Expected life (years)	2	2 – 3	2
Expected volatility	101 – 104%	154 – 182%	215%
Dividend yield	0%	0%	0%

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)